Share Based Compensation (Narratives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Company's closing stock price last day of year	$ 7.23
Number of in the money options exercisable	0
Total intrinsic value of stock options excercised	$ 0	$ 0	$ 0
Long Term Incentive Program Period	4,700,000	$ 2,900,000	$ 6,300,000
Long Term Incentive Program Total 2015 Program	10,300,000
Long Term Incentive Program Total 2014 Program	9,500,000
Long Term Incentive Program Total 2013 Program	$ 3,800,000
Long Term Incentive Program Total 2013 Program Shares	132,843